EMPLOYEE BENEFIT PLANS (Details 3) (Stock Options, USD $)	0 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Number of Shares
Outstanding at beginning of year (in shares)		29,884	17,283
Granted (in shares)	12,597	12,597	18,722
Forfeited (in shares)		(1,800)	(6,121)
Outstanding at end of period (in shares)		40,681	29,884
Exercisable at end of period (in shares)		10,406	3,561
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)		$ 9.45	$ 9.33
Granted (in dollars per share)		$ 9.58	$ 9.55
Forfeited (in dollars per share)		$ 9.44	$ 9.44
Outstanding at end of period (in dollars per share)		$ 9.49	$ 9.45
Weighted average fair value of options granted during the period (in dollars per share)		$ 3.98	$ 4.21